S000045240 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Class 1
Prospectus [Line Items]
Average Annual Return, Percent	14.17%	11.67%	13.15%
Class 2
Prospectus [Line Items]
Average Annual Return, Percent	13.89%	11.39%	12.87%